COMMITMENTS AND CONTINGENCIES (Details) CAD in Millions, $ in Millions							1 Months Ended		12 Months Ended
	Aug. 07, 2012	Jul. 27, 2012 bbl	Sep. 09, 2010 bbl	Jul. 26, 2010 bbl	Jul. 26, 2010 mi	Jul. 26, 2010 km	Jun. 30, 2015 USD ($) a	May. 31, 2015 USD ($) a	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($) item	Dec. 31, 2013	Dec. 31, 2015 CAD item	Dec. 31, 2014 CAD item	Apr. 30, 2011 USD ($)
Purchase obligation of services, pipe and other materials, including transportation
Total													CAD 14,025
Less than 1 year													5,459
2 years													1,918
3 years													1,205
4 years													1,118
5 years													1,025
Thereafter													3,300
Minimum future payments under capital and operating leases
Total													739
Less than 1 year													110
2 years													103
3 years													60
4 years													56
5 years													51
Thereafter													359
Maintenance obligation
Total													420
Less than 1 year													46
2 years													46
3 years													31
4 years													25
5 years													19
Thereafter													253
Minimum future payments under land leases
Total													363
Less than 1 year													13
2 years													13
3 years													13
4 years													13
5 years													13
Thereafter													298
Total
Total													15,547
Total Less than 1 year													5,628
Total 2 years													2,080
Total 3 years													1,309
Total 4 years													1,212
Total 5 years													1,108
Total thereafter													4,210
Environmental liabilities													CAD 141	CAD 161
Aggregate limited amount for pollution liability under insurance program | $									$ 860
Enbridge Energy Partners, L.P.
Total
Economic interest ownership percentage									35.70%		33.70%		35.70%	33.70%
Environmental Liabilities
Total
Estimated negotiated amount | $							$ 4
Loss Contingencies Restoration Land Area | a							175
Lakehead System Line 14 Crude Oil Release
Total
Environmental liabilities													CAD 0
Lakehead System Line 14 Crude Oil Release | Enbridge Energy Partners, L.P.
Total
Estimated volume of oil released (in barrels) | bbl		1,700
Percentage of pressure prior to the incident up to which operating pressure was restricted by PHMSA	80.00%
Period for Which Operating Pressure Restrictions are Removed by Pipeline and Hazardous Materials Safety Administration												12 months
Line 6B Crude Oil Release
Total
Estimated cost, net of tax													CAD 193
Amount of insurance claim recognized, net of tax										CAD 80
Line 6B Crude Oil Release | Enbridge Energy Partners, L.P.
Total
Estimated volume of oil released (in barrels) | bbl				20,000
Estimated cost | $									$ 1,200
Area affected by released crude oil					38	61
Loss Contingencies Minimum Area Of Wetlands Provided Through Restoration Settlement | a								300
Loss Contingencies Payment Amount For Mitigation Impacts To Banks And Bottomlands And Watershed | $								$ 5
Increase in estimated cost | $											$ 86
Aggregate limited amount for pollution liability under insurance program | $															$ 650
Amount of insurance claim recognized | $									547
Expected insurance recovery | $									$ 650
Number of actions or claims filed | item									5				5
Estimated fine or penalty amount | $									$ 44
Civil penalty | $									$ 40
Line 6A Crude Oil Release
Total
Estimated cost | $											$ 51
Estimated cost, net of tax														CAD 7
Environmental liabilities													CAD 0
Number of actions or claims filed | item											1			1
Line 6A Crude Oil Release | Enbridge Energy Partners, L.P.
Total
Estimated volume of oil released (in barrels) | bbl			9,000
Estimated volume of oil removed from the pipeline as part of the repair (in barrels) | bbl			1,400